Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Disclosure Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

KINDRED HEALTHCARE, INC.

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(In thousands)

		Additions
	Balance at beginning of period	Charged to costs and expenses	Other		Acquisitions	Deductions or payments	Balance at end of period
Allowance for loss on accounts receivable:
Year ended December 31, 2011	$13,584	$35,133	$–		$–	$(18,971)	$29,746
Year ended December 31, 2012	29,746	23,692	–		–	(29,479)	23,959
Year ended December 31, 2013	23,959	44,640	–		–	(27,574)	41,025
Allowance for deferred taxes:
Year ended December 31, 2011	$38,431	$–	$163	(a)	$112	$(75)	$38,631
Year ended December 31, 2012	38,631	–	7,352	(a)	3,031	(37)	48,977
Year ended December 31, 2013	48,977	–	379	(a)	872	(485)	49,743

(a)

The Company identified deferred income tax assets for state income tax NOLs of $56.7 million, $52.7 million and $42.1 million at December 31, 2013, December 31, 2012 and December 31, 2011, respectively, and a corresponding deferred income tax valuation allowance of $49.5 million, $48.4 million and $38.0 million at December 31, 2013, December 31, 2012 and December 31, 2011, respectively, after determining that a portion of these state net deferred income tax assets were not realizable. The Company identified deferred income tax assets for federal income tax NOLs of $25.5 million at December 31, 2013 and a corresponding deferred income tax valuation allowance of $0.2 million at December 31, 2013 after determining that a portion of these federal net deferred income tax assets were not realizable.